Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal shares	₩ 36,024	₩ 2,919
PT XL planet digital [member]
Disclosure of investments in associates and joint ventures [Line Items]
Loss on disposal shares	₩ 27,900